Commitments	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Commitments
31.	COMMITMENTS
31.1. Contracts related to supply of inputs
The subsidiary Indústria e Comércio de Cosméticos:

➢	Agreements that started in 2017 and effective up to 2019, with the value of Megawatts/h between R$ 177 and R$ 302.
➢	Agreements that started in 2018 and effective up to 2020, with the value of Megawatts/h between R$ 265 and R$ 363.
➢	Agreements that started in 2019 and effective up to 2022, with the value of Megawatts/h between R$ 155 and R$ 305.
➢	Agreements that started in 2020 and effective up to 2022, with the value of Megawatts/h between R$ 204 and R$ 238

The amounts are carried based on electric power consumption estimates in accordance with the contract period, whose prices are based on volumes, also estimated, resulting from the subsidiary’s continuous operations.
Total minimum supply payments, measured at nominal value, according to the contract, are:

	2019	2018	2017
Less than one year	17,918	1,268	1,406
Between one and five years	13,160	4,940	-

Total	31,078	6,208	1,406